Investment Property (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
As of January		$ 8,313,274		$ 8,715,956
Additions		177,088	[1]	132,462
Divestitures		(321,277)		(695,289)
Depreciation		(68,177)		(64,088)
Conversion effect (depreciation)		(1,553,082)		(1,433,573)
Conversion effect		29,665		23,854
Other increases (decreases)	[2]	1,128,451		1,633,952
Changes		(607,332)		(402,682)
As of December		7,705,942		8,313,274
Investment Property Land [Member]
Statement [Line Items]
As of January		6,179,518		6,725,253
Additions		0	[1]	0
Divestitures		(277,008)		(695,289)
Depreciation		0		0
Conversion effect (depreciation)		(1,142,449)		(1,042,090)
Conversion effect		0		0
Other increases (decreases)	[2]	857,249		1,191,644
Changes		(486,072)		(545,735)
As of December		5,693,446		6,179,518
Investment Property Buildings [Member]
Statement [Line Items]
As of January		2,133,756		1,990,703
Additions		100,952	[1]	132,462
Divestitures		(44,269)		0
Depreciation		(68,177)		(64,088)
Conversion effect (depreciation)		(410,633)		(391,483)
Conversion effect		29,665		23,854
Other increases (decreases)	[2]	271,202		442,308
Changes		(121,260)		143,053
As of December		2,012,496		2,133,756
Gross carrying amount [member]
Statement [Line Items]
As of January		9,100,123		9,462,571
As of December		8,531,303		9,100,123
Gross carrying amount [member] | Investment Property Land [Member]
Statement [Line Items]
As of January		6,179,518		6,725,253
As of December		5,693,446		6,179,518
Gross carrying amount [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January		2,920,605		2,737,318
As of December		2,837,857		2,920,605
Accumulated depreciation and amortisation [member]
Statement [Line Items]
As of January		(786,849)		(746,615)
As of December		(825,361)		(786,849)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
Statement [Line Items]
As of January				0
As of December		0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January		(786,849)		(746,615)
As of December		$ (825,361)		$ (786,849)

[1]	See Note 16 - Investments accounted for using equity method number 2).
[2]	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.